Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 34,057	$ 20,912	$ 22,000
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		17,600	7,286	7,575
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		12,576	8,738	9,419
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		1,667	2,003	1,979
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		2,214	2,885	3,027
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	33,482	20,739	21,845
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	17,506	7,276	7,580
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	12,122	8,599	9,279
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	1,654	1,992	1,970
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 2,200	$ 2,872	$ 3,016

[1]	Balances are net of impairment allowances of nil (January 31, 2020 – nil; October 31, 2019 – nil).